Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 4,087	$ (15,483)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	23,367	29,328
Stock-based compensation	6,736	5,490
Deferred income taxes	(5,871)	(3,875)
Excess tax benefit from stock options	(238)	(986)
Change in fair value of earn-out obligations	(7,495)
Other non-cash items	22	(79)
Net change in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	(10,417)	(9,723)
Inventories	(13,216)	(7,146)
Net investment in sales-type leases	(891)	(67)
Prepaid expenses	(1,100)	1,176
Other non-current assets	(379)	(543)
Accounts payable and other current liabilities	10,121	(13,768)
Unearned revenues	3,048	2,996
Other non-current liabilities	(2,914)	428
Net cash provided by (used in) operating activities	4,860	(12,252)
Cash flows from investing activities
Change in short-term bank deposits, net		(55,307)
Purchase of property and equipment	(10,872)	(5,046)
Acquisition of intangible and other assets	(1,706)	(252)
Proceeds from the sale of investment	1,634
Other investing activities	41	12
Net cash provided by (used in) investing activities	(10,903)	(60,593)
Cash flows from financing activities
Acquisition of non controlling interest	(2,171)
Proceeds from exercise of stock options	1,040	3,607
Excess tax benefit of options exercised	238	986
Net cash (used in) provided by financing activities	(893)	4,593
Effect of exchange rate changes on cash and cash equivalents	16	(69)
Net change in cash and cash equivalents	(6,920)	(68,321)
Cash and cash equivalents, beginning of period	414,088	133,826
Cash and cash equivalents, end of period	407,168	65,505
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	60	83
Transfer of inventory to fixed assets	$ 1,643	$ 589